STATEMENT OF OPERATIONS	3 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
CONDENSED STATEMENTS OF OPERATIONS
Formation and operating costs	$ 1,104
Net loss	$ (1,104)
Weighted average shares outstanding, basic and diluted (1) | shares	6,250,000 [1]
Basic and diluted net loss per common share | $ / shares	$ 0.00

[1]	Excludes an aggregate of up to 937,500 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5).